Business Combinations (Tables) - SOLV Energy Holdings LLC [Member]	12 Months Ended
Dec. 31, 2025
SDI [Member]
Business Combination [Line Items]
Summary of purchase price allocation to assets acquired and liabilities assumed
A summary of the SDI purchase price allocation to assets acquired and liabilities assumed is as follows:

Net assets acquired
Cash and cash equivalents	$685
Accounts receivable, net	4,618
Contract assets	3,608
Prepaid and other current assets	204
Property, plant and equipment	16,942
Operating lease right-of-use assets	312
Intangible assets	1,260
Accounts payable and accrued expenses	(10,968)
Contract liabilities	(99)
Lease liabilities, long-term	(312)
Total identifiable net assets assumed	16,250

Goodwill	691

Net assets acquired	$16,941

Assets acquired net of cash and cash equivalents	$16,256

Spartan [Member]
Business Combination [Line Items]
Summary of purchase price allocation to assets acquired and liabilities assumed
A summary of the Spartan purchase price allocation to assets acquired and liabilities assumed is as follows:

Net assets acquired
Cash and cash equivalents	$22,431
Accounts receivable, net	8,369
Contract assets	2,500
Prepaid and other current assets	492
Property, plant and equipment	7,262
Intangible assets	20,300
Accounts payable and accrued expenses	(3,771)
Contract liabilities	(1,986)
Deferred tax liability	(6,086)
Lease liabilities, long-term	(1,086)

Total identifiable net assets assumed	48,425
Goodwill	18,581

Net assets acquired	$67,006

Assets acquired net of cash and cash equivalents	$44,575